LOANS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2019
LOANS RECEIVABLE, NET
LOANS RECEIVABLE, NET

Note 4—LOANS RECEIVABLE, NET

	As of	As of
	March 31, 2019	March 31, 2018
	USD	USD
Loans receivable	77,448,759	28,696,234
Allowance for uncollectible loans receivable	(1,083,385)	—
Loans receivable, net	76,365,374	28,696,234
Loans receivable, net – current	36,554,913	28,696,234
Loans receivable, net – non-current	39,810,461	—

As of March 31, 2019 and 2018, the Company did not have any past due loan receivables and none of loan receivable were in non-accrual status. The amount of loan receivables attributable to Trust 1 was US$64,103 and nil as of March 31, 2019 and 2018, respectively.

Movement of allowance for uncollectible loans receivable during the years ended March 31, 2019 and 2018 is as follows:

	Year ended	Year ended
	March 31, 2019	March 31, 2018
	USD	USD

Balance at beginning of the year	—	—
Provision for allowance of uncollectible loans receivable	1,084,225	—
Foreign currency translation adjustments	(840)	—
Balance at end of the year	1,083,385	—